Accrued Warranty - Schedule of Warranty Accrual (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Warranty accrual at beginning of year	$ 19,912	$ 13,596	$ 5,916	$ 3,748
Accrual during the period	3,447	18,886	10,653	3,211
Cost of warranty services provided during the period	(196)	(10,808)	(1,349)	(548)
Reversal of reserves upon warranty expiration	(1,268)	(1,762)	(1,624)	(495)
Warranty accrual at end of the period	$ 21,895	$ 19,912	$ 13,596	$ 5,916